Registration No. 33-78256
                                                      Investment Company Act
                                                      File No. 811-8492

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                        Pre-Effective Amendment No. 3              /X/
                        Post-Effective Amendment No.               / /
                                     and/or
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                       /X/
                               Amendment No. 3                     /X/
                        (Check appropriate box or boxes.)
                        THE PRINCIPLED EQUITY MARKET FUND
              (Formerly called the "Principled Equity Index Fund")
               (Exact name of registrant as specified in charter)
                         Langley Place, 10 Langley Road
                       Newton Center, Massachusetts 02159
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, including Area Code: (617)964-7600

                          DAVID W. C. PUTNAM, Secretary
                        The Principled Equity Market Fund
                         Langley Place, 10 Langley Road
                       Newton Center, Massachusetts 02159

                     (Name and Address of Agent for Service)
                        Copies of all correspondence to:
                                 JOHN HAND, ESQ.
                              Sullivan & Worcester
                             One Post Office Square
                           Boston, Massachusetts 02109
           Registrant intends to continuously offer its shares monthly for a period in excess of 30 days pursuant to Rule 415.

                  Approximate date of Proposed Public Offering:
                   As soon as practicable after the effective
                       date of this Registration Statement
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


 Title of                          Proposed           Proposed
Securities                          Maximum            Maximum        Amount of
   Being       Amount Being     Offering Price        Aggregate     Registration
Registered      Registered         Per Unit        Offering Price        Fee

 Shares of
Beneficial
 Interest       2,000,000           $10.00*          $20,000,000       $3,637**
                                  *Initial; net asset value thereafter.
                                 **$6,395 for $20,000,000 less $2,758.64 paid
                                   with original filing for $8,000,000.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                        THE PRINCIPLED EQUITY MARKET FUND
                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                        Under the Securities Act of 1933

Part A


                        Registration
  Item No.           Statement Caption                 Caption in Prospectus

     (1)       Outside Front Cover                  Cover Page

     (2)       Inside Front and Outside             Cover Page
               Back Cover Page

     (3)       Fee Table and Synopsis               Prospectus Summary

     (4)       Financial Highlights                 Inapplicable

     (5)       Plan of Distribution                 Cover Page; Prospectus
                                                    Summary; Purchase of Shares

     (6)       Selling Shareholders                 Inapplicable

     (7)       Use of Proceeds                      Prospectus Summary;
                                                    Use of Proceeds; Investment
                                                    Objective and Policies

     (8)       General Description of               Cover Page; Prospectus
               the Registrant                       Summary; Investment
                                                    Objective and Policies;
                                                    Investment Restrictions;
                                                    The Fund and Its Shares

     (9)       Management                           Prospectus Summary;
                                                    Management; Custodian,
                                                    Transfer Agent and Dividend
                                                    Disbursing Agent; The Fund
                                                    and its Shares

    (10)       Capital Stock, Long-Term             Cover Page; Prospectus
               Debt, and Other                      Summary; Distributions and
               Securities                           Taxes; Share Repurchases
                                                    and Tender Offers; Net
                                                    Asset Value; The Fund and
                                                    Its Shares

    (11)       Defaults and Arrears on              Inapplicable
               Senior Securities

    (12)       Legal Proceedings                    Inapplicable

    (13)       Table of Contents of the             Table of Contents of the
               Statement of Additional              Statement of Additional
               Information                          Information

Part B


                        Registration
  Item No.           Statement Caption                 Caption in Statement of
                                                        Additional Information

    (14)       Cover Page                           Cover Page

    (15)       Table of Contents                    Cover Page -
                                                    Table of Contents

    (16)       General Information and              Inapplicable
               History

    (17)       Investment Objective and             Cover Page (Prospectus);
               Policies                             Prospectus Summary;
                                                    Investment Objective and
                                                    Policies (Prospectus);
                                                    Investment Policies and
                                                    Techniques

    (18)       Management                           Trustees and Officers

    (19)       Control Persons and                  Principal Shareholder
               Principal Holder of                  (Prospectus); Trustees and
               Securities                           Officers

    (20)       Investment Advisory and              Management; The
               Other Services                       Administrator (Prospectus);
                                                    Custodian, Transfer Agent,
                                                    and Dividend Disbursing
                                                    Agent (Prospectus);
                                                    Purchase of Shares
                                                    (Prospectus); Auditors
                                                    (Prospectus)

    (21)       Brokerage Allocation and             Portfolio Transactions
               Other Practices

    (22)       Tax Status                           Taxation

    (23)       Financial Statements                 Financial Statements

Part C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                  (Cover Page)

Part A

PROSPECTUS                      2,000,000 Shares          _________ __, 1996
                             of Beneficial Interest
                                       of
                        THE PRINCIPLED EQUITY MARKET FUND

                         Langley Place, 10 Langley Road
                             Newton Center, MA 02159
                                 (617) 964-7600


         The Principled Equity Market Fund (the "Fund") is a closed-end, diversified management investment company which recently commenced operations as a Massachusetts business trust.

         The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities which its management believes will contribute to the achievement of this objective and which do not possess characteristics (i.e., products, services, geographical areas of operation or other similar non-financial aspects) which management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments (hereinafter sometimes called "concerned investors"). Such securities, and/or their characteristics, are herein sometimes referred to as being "Acceptable". A list of security characteristics which the Fund believes are of interest to concerned investors as of the date of this Prospectus is included in Annex I. For the information of investors the Fund will from time to time compare its investments results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.




                                                        Proceeds to Registrant
                 Price to           Sales Load          or Other Persons(1)
                 Public
Per share        $10.00             None                $10.00
                 ------             ----------          ------
Total            $20,000,000        None                $20,000,000

--------

(1) It is estimated that the registration fees, federal taxes, state taxes and fees, trustees, and transfer agents' fees, costs of printing and engraving and legal and accounting fees and other costs to be borne by the Fund will amount to $46,000 subject to future contingencies.

                                  (Cover Page)

         The initial offering price per share of beneficial interest of the Fund's shares ("Shares") is $10.00. The Shares will continue to be offered thereafter on a monthly basis at net asset value. There is no minimum purchase in this offering.

         As a closed-end investment company the Fund does not maintain a continuous offer to repurchase or redeem its outstanding Shares. The Fund may offer to repurchase outstanding Shares at the option of the Trustees from time to time (but no more frequently than quarterly). There can be no assurance that any such repurchase offers will be made.

         The Shares are not expected to have a public market. Accordingly, the shares of the Fund will be illiquid and Shareholders may experience difficulty in selling their shares otherwise than pursuant to any such repurchase offers, which will be made only if and when the Trustees determine, in their discretion, that any such offer would be in the best interests of the Fund and the Shareholders.

         This Prospectus is intended to set forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. Additional information is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission. It is available upon request and without charge by calling or writing the Fund. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in this Prospectus. The table of contents of the Statement of Additional Information appears at the end of this Prospectus.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents


Prospectus Summary
Summary of Fund Expenses
Use of Proceeds
Investment Objectives and Policies
  Other Investment Policies
Investment Restrictions
Management
Distributions and Taxes
Share Repurchases and Tender Offers
Principal Shareholder
Purchase of Shares
Net Asset Value
The Fund and Its Shares
Custodian, Transfer Agent and Dividend
  Disbursing Agent
Reports to Shareholders
Legal Counsel
Auditors
Additional Information
Appendix A-Description of
  Ratings and Corporate Obligations

                               PROSPECTUS SUMMARY

         This summary does not purport to be complete and is qualified in its entirety by reference to the detailed information appearing elsewhere in this Prospectus and the related Statement of Additional Information which is incorporated herein by reference, and in the Registration Statement, of which this Prospectus and said Statement of Additional Information are parts, and amendments thereto, all filed with the Securities and Exchange Commission. Terms not defined in this summary are defined elsewhere herein and in the appendices.

Summary of Fund Expenses

         An investor should consider the expense information in the table below along with other important information in this Prospectus and the Fund's investment objective.

A.       Shareholder Transaction Expenses

                  Maximum Sales Load Imposed on Purchases (as a
                  percentage of offering price)..........................  None

B.       Annual Fund Operating Expenses (as a
         percentage of average net assets)(1)

                  Management Fees (including investment advisory
                    fees) (after waivers and reimbursements)(2)..........   15%

                  Administration Fees (after waivers and
                    reimbursements)(3)...................................  None

                  Other Expenses (estimated)(1)..........................   58%


                  Total Annual Fund Operating Expenses(1,2,3)............   73%

--------------------

(1)  The percentages assume average annual net assets of $18,000,000.

(2) Reflects first year waiver by the Manager of its .10% portion of this fee (see "Management" herein).

(3) Reflects first year waiver by the Administrator of its $12,000 fee for administration, transfer agency services and dividend disbursing services.

         Example             1 year    3 years    5 years    10 years

         You would pay the
         following expenses
         on a $1,000 invest-
         ment, assuming a 5%
         annual return       $7.00     $23.00     $40.00     $88.00




         The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

A. Shareholder Transaction Expenses are charges, if any, that you would pay when you buy or sell Shares of the Fund.

B. Annual Fund Operating Expenses are anticipated since the Fund has no historical expenses. A management fee is paid by the Fund to F. L. Putnam Investment Management Company (the "Manager") for managing its investments and business affairs, and from that fee an advisory fee is paid by the
     Manager to PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Adviser") for managing the Fund's investments in equity securities identified by the Manager as Acceptable securities. The Fund incurs other expenses for maintaining shareholder records, furnishing shareholder statements and reports and for other services. Management fees and other expenses are reflected in the Fund's share price or dividends and are not charged directly to individual shareholder accounts. See "Management".

C. Example of Expenses The hypothetical example illustrates the expenses associated with a $1,000 investment in the Fund over periods of one, three, five and ten years, based on the expenses in the table above and an assumed annual rate of return of 5%. The return of 5% and expenses should not be considered indications of actual or expected Fund performance or expenses, both of which may vary.
____________________________

The Offering

         The Fund is offering 2,000,000 Shares pursuant to this Prospectus at an initial public offering price of $10.00 per share and at net asset value from time to time thereafter on monthly basis. There is no minimum purchase in this offering. Shares may be purchased directly from the Fund.

Investment Objective and Policies

         The Fund's investment objective of long-term capital appreciation is summarized on the cover page of this Prospectus and this and the Fund's investment policies are discussed herein under "Investment Objective and Policies":

The Manager, the Sub-Adviser and the Administrator

         The Manager identifies Acceptable securities. The Sub- Adviser selects which Acceptable securities identified by the Manager the Fund should invest in. The Sub-Adviser is staffed by personnel with extensive investment advisory experience. In addition to identifying Acceptable securities, the Manager serves as investment and business manager of the Fund. The Manager and its principal officers have provided investment advisory services to individual, corporate and other institutional clients for many years, including investment companies, and the Manager has numerous clients concerned with the ethical, social justice, and environmental aspects of their investments. The Manager will be entitled to retain a monthly fee at the rate of .10% per annum of the Fund's average monthly net assets from its total fee of .25% of such net assets, after paying a fee at the rate of .15% per annum of such net assets to the Sub-Adviser. The Manager will waive its portion of the fee for at least the first year following inception of the Fund's operations. See "Management" herein.

         The Administrator, which is also the Transfer Agent and Dividend Disbursing Agent, will receive currently a total fee of $12,000 per year for performing these services, including computing the Fund's net asset value as required. It has agreed to waive such fee for at least the first year following inception of the Fund's operations.

Distributions and Taxes

         The Fund intends to pay quarterly dividends on the Shares out of net investment income and short-term capital gains. Declaration of dividends to shareholders is expected to commence approximately 180 days from the date of this Prospectus. Distributions of "net capital gains", if any, will generally be made annually and will be taxable as long-term capital gains to the extent that they are designated by the Fund as capital gains dividends. See "Distributions and Taxes" within.

Share Repurchases and Tender Offers

         It is expected that there will be no market for the Shares and, accordingly, the Shares will be illiquid. From time to time, but no more frequently than quarterly, the Board of Trustees may consider making a tender offer for the Shares. In deciding whether to repurchase or to tender for Shares, the Board will consider both whether a tender or repurchase is in the best interests of the Fund and its shareholders and also the effect of certain tax considerations, including maintenance of the Fund's tax status as a regulated investment company. See "Share Repurchases and Tender Offers" within.

                                 USE OF PROCEEDS

         The net proceeds to the Fund from the sale of the Shares offered hereby (estimated to be $19,954,000), will be invested in accordance with the Fund's investment objective and policies during a period estimated not to exceed 90 days from the completion of the initial offering. Pending such investment, the proceeds will be invested in short-term interest-bearing securities.

                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities which its management believes will contribute to the achievement of this objective and which do not possess characteristics (i.e., products, services, geographical areas of operation or other similar non-financial aspects) which management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments (hereinafter sometimes called "concerned investors"). Such securities, and/or their characteristics, are herein sometimes referred to as being "Acceptable". A list of security characteristics which the Fund believes are of interest to concerned investors as of the date of this Prospectus is included in Annex I. For the information of investors the Fund will from time to time compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.

         The Fund's investment objective may be changed by the Trustees without shareholder approval upon 30 days notice.

         While it is not possible to determine in advance all of such characteristics and/or issuers which are not Acceptable to the

Fund, some of the characteristics of issuers whose securities reasonably can be expected to be excluded are issuers who directly derive substantial revenues from or who have substantial assets which involve):

                  Nuclear,   chemical,   and  biological  weapons;  Toxic  waste
                  emission; Discriminatory employment practices; and Operations which support oppressive governments.

         In seeking to achieve its investment objective, the Fund purchases Acceptable equity securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. The Fund will hold both dividend paying and non- dividend paying common stocks. The Fund will also attempt to keep transaction costs low and maintain its portfolio turnover rate to not more than 50% per year. If the Fund replaced all of its securities, other than government securities, in one year, it would have a 100% annual turnover rate.

         Changes may be made in the Fund's holdings due to changes in the equity markets in which the Fund invests or in the activities of issuers whose securities are held as Acceptable securities or in the desirability of individual securities as Fund investments from a financial standpoint. Brokerage and other transaction costs will reduce the Fund's return.

         Each investment for the Fund is chosen on the basis of its ability to comply with the Fund's investment objective, policies and restrictions. In selecting investments for the Fund, all investments are first evaluated for investment potential and then screened for their compliance with the Fund's Acceptable securities criteria. Such criteria screening will limit the availability of investment opportunities for the Fund as compared to funds having no such criteria. Acceptable investment criteria are not expressions of fundamental policies and may be changed without shareholder approval.

         Investment selection on the basis of Acceptable criteria of the sort utilized by the Fund is a relatively new practice and sources for this type of information are not well established. The Manager will depend principally upon its experience in identifying and monitoring companies which meet the Acceptable investment criteria of the Fund.

         While the Manager has primary responsibility for the selection of securities to meet the Fund's particular investment criteria for Acceptable securities, it will rely upon the Board of Trustees for direction where questions arise in connection with the implementation of any of these criteria which require the Trustees' direction.

         If, after an initial purchase by the Fund of a company's securities, it is determined that such company's activities change or the Fund adopts new Acceptable investment criteria with the result that the activities of such company contravene the Fund's criteria, then the securities of such company will be eliminated from the Fund's portfolio within a reasonable time. This requirement may cause the Fund to dispose of the securities at a time when it may be economically disadvantageous to do so.

         To provide for daily recurring expenses and to provide for any share repurchases authorized by the Trustees, the Fund may hold cash, high quality corporate obligations, money market instruments and U.S. government securities. When the Adviser determines that market conditions warrant, the Fund may adopt a temporary defensive posture and hold such securities without limit. (See "United States Government Securities" in Appendix A to this Prospectus for information concerning U.S. government securities).

         Futures Contracts. The Fund may purchase and sell exchange-traded stock index and other financial futures contracts, although it is expected that this activity will be minimal, and in no event will the Fund maintain futures positions which at any time expose more than 20% of the Fund's assets to risk of loss without seeking to close out sufficient positions to reduce such exposure to such 20%. The Fund may engage in such futures transactions in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for a particular transaction in a particular security. The ability of the Fund to utilize futures successfully will depend on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. (See "Futures Transactions" in the Statement of Additional Information for more information about these practices and their risks.)

         Utilizing the foregoing practices is commonly known as investing in derivatives, which may expose the Fund to significant risks. The extent of such utilization is not formally limited, but the Fund anticipates that under normal circumstances such utilization will not be permitted to subject more than 10% of the Fund's total assets to risk of loss without the Fund seeking to close out sufficient positions to reduce such risk to such 10%.

         Other Investment Policies. The Fund may employ certain other investment strategies and techniques in pursuing the Fund's investment objective, which together with their related risks are summarized below. These investment techniques and the related risks are described further in the Statement of Additional Information. Inclusion of such descriptions in this Prospectus and in the Statement of Additional Information should not be construed by investors as a representation that these techniques will generally be extensively employed by the Fund or that the Fund will be generally "hedged" to any particular degree against market risks or operated in any sense whatsoever as a "hedge fund".

         When-Issued and Delayed Delivery Purchases. The Fund may make contracts to purchase securities on a "when-issued" or "delayed delivery" basis. Pursuant to such contracts, delivery and payment for the securities occurs at a later date than the customary settlement date. The payment obligation and the interest rate on the securities will be fixed at the time the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. An amount of cash or short-term U.S. Government securities equal to the Fund's commitment would be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although the Fund would generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund could dispose of a security prior to settlement if the Adviser deemed it advisable. The Fund may realize short-term gains or losses in connection with such sales. Purchasing securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of a decline in value of the Fund's other assets. Furthermore, when such purchases are made through a dealer, the dealer's failure to consummate the sale may result in the loss to the Fund of an advantageous yield or price.

         Repurchase Agreements. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions. A repurchase agreement is a contract pursuant to which the Fund, against receipt of securities of at least equal value, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time and price. Repurchase agreements, which are usually for periods of one week or less, enable the Fund to invest its cash reserves at fixed rates of return. The Fund may enter into repurchase agreements, provided that the Fund's custodian bank always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with financial institutions considered by the Adviser to be creditworthy under guidelines adopted by the Board of Trustees. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause the Fund some loss, as well as legal expense, should the value of the securities decline prior to liquidation.

         Securities Loans. The Fund may seek to obtain additional income by making secured loans of its portfolio securities. In such transactions, the borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. All securities loans will be made pursuant to agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the market value of the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Although voting rights or rights to consent accompanying loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund with respect to matters materially affecting the Fund's investment. The Fund may also call a loan in order to sell the securities involved. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower commence an action relating to bankruptcy, insolvency or reorganization. Accordingly, loans of portfolio securities will be made only to borrowers considered by the Adviser to be creditworthy under guidelines adopted by the Board of Trustees.


                             INVESTMENT RESTRICTIONS

         The Fund has adopted certain fundamental policies which may not be changed without the vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the Fund. Such vote means the affirmative vote of the lesser of (i) the holders of more than 50% of the outstanding Shares, or (ii) the holders of 67% or more of the outstanding Shares present at a meeting if more than 50% of the holders of the outstanding Shares are represented at the meeting in person or by proxy.

         The Fund may not:

                  1. Borrow money or issue senior securities, provided that the Fund may borrow amounts not exceeding 33-1/3% of the value of its total assets (not including the amount borrowed) for temporary purposes, and may not make additional investments while such borrowed amounts exceed 5% of the Fund's total assets.

                  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowing permitted by the preceding paragraph. Collateral arrangements with respect to margin on forward currency contracts, futures contracts and options thereon and on securities are not deemed to be pledges or other encumbrances for purposes of this restriction.

                  3. Purchase securities on margin, except the Fund may obtain such short-term credits as may be necessary for the clearance of security transactions and may make margin deposits in connection with forward currency contracts, option contracts on securities, equity indices and other financial instruments as well as financial futures contracts and options thereon.

                  4. Make short sales of securities or maintain a short position for the account of the Fund, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

                  5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under the federal securities laws.

                  6. Purchase or sell real estate, although the Fund may purchase or sell securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

                  7. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts and options on financial futures contracts and engage in foreign currency transactions.

                  8. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements or through the lending of its portfolio securities.

                  9. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, those officers and Trustees of the Fund and officers and Directors of the Manager or the Sub-Adviser who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of such issuer.

                  10. Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities or to repurchase agreements secured by such obligations and that up to 25% of the Fund's total assets (at current value) may be invested without regard to this limitation.

                  11. Concentrate its investments in the securities of issuers primarily engaged in any one industry or group of industries, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities or to repurchase agreements secured by such obligations.

                  12. Buy or sell oil, gas or other mineral leases, rights or royalty contracts although it may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts.

                  13. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above, other investment policies described in this Prospectus are not fundamental and may be changed by approval of the Board of Trustees.

         As non-fundamental policies the Fund intends to follow the policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of its net assets. The purchase of restricted securities is not to be deemed engaging in underwriting.

         In order to permit the sale of Fund shares in certain states or foreign countries, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it may revoke the commitment by terminating sales of its shares in the sate or country involved.


                                   MANAGEMENT



The Manager

         F. L. Putnam Investment Management Company, Langley Place, 10 Langley Road, Newton Center, Massachusetts 02159, serves as the general investment and business manager ("Manager") of the Fund pursuant to a written management agreement (the "Management Agreement"). The Manager and its principal officers have provided investment advisory services to individual, corporate and other institutional clients for many years.

         The Manager is a Maine corporation registered with the Securities and Exchange Commission as an investment adviser, and is wholly-owned by F. L. Putnam Securities Company, Incorporated, a Delaware corporation, Two City Center, Portland, ME 04101, which is a financial services holding company, substantially all of the outstanding voting stock of which is held by David W. C. Putnam, a Trustee of the Fund, and members of his family.

         Subject to the direction and control of the Trustees, the Manager is responsible for supervising the overall management of the Fund's investments and business affairs. The Management Agreement permits the Manager, with the approval of the Fund's Shareholders and Trustees, to delegate all or any part of its duties and obligations to one or more sub-investment advisers. PanAgora Asset Management, Inc. is such a sub-investment adviser pursuant to a written investment advisory agreement (the "Sub- Advisory Agreement") providing for PanAgora to manage the Acceptable securities identified by the Manager. For its services, the Fund pays the Manager a monthly fee equal to .25% per annum of the Fund's average monthly net assets. From this fee the Manager pays a monthly fee at the annual rate of .15% of such average net assets to the Sub-Adviser and retains a fee of .10% of such net assets. The Manager has waived its portion of the fee for at least the first year of the Fund's operation.

         The Fund pays all expenses incurred in its operation not assumed by the Manager, including such investment advisory fee, expenses for legal, bookkeeping, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials, prospectuses, statements of additional information and share certificates, charges of its custodian bank, fees of the Administrator for administration, transfer agency and dividend disbursing services, registration fees, fees and expenses of the Trustees who are not interested persons of the Manager, insurance, brokerage costs, litigation and other extraordinary or nonrecurring expenses. Under the Management Agreement, the Manager will reduce its fee to the extent that expenses payable by the Fund would exceed the limit on expenses applicable to the Fund in any state in which Shares are then qualified for sale.

The Sub-Adviser

         PanAgora Asset Management, Inc. ("PanAgora" or the "Sub- Adviser") is a registered investment adviser organized in 1989, with offices at 260 Franklin Street, Boston, Massachusetts, 02110, and affiliated offices in London, England. It is wholly-owned, directly or indirectly, by its ultimate parents, Nippon Life Insurance Company and Lehman Brothers Inc. PanAgora specializes in quantitative investment techniques and will as a sub-advisor employed by the Manager with the Fund's approval, manage the Fund's Acceptable securities (identified by the Manager). PanAgora is staffed by personnel substantially experienced in various techniques of investment management.

Portfolio Managers

         David W. C. Putnam, President of the Manager, will be primarily responsible for selecting Acceptable securities. Mr. Putnam has been in the investment management business for many years and has had substantial experience in selecting such securities.

         The Portfolio Manager who is primarily responsible for the Fund's investment management by PanAgora is William G. Zink, Senior Manager, Equities, of PanAgora. Mr. Zink is responsible for overseeing many investment products for PanAgora. Mr. Zink has been associated with PanAgora or its affiliates for 6 years, prior to which he was a Vice President of Interactive Data Corporation where he managed the portfolio management and mutual fund pricing businesses.

The Administrator

         Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, PA 18901, is Administrator, Transfer Agent and Dividend Disbursing Agent of the Fund. As Administrator it will oversee or provide bookkeeping, securities transactions, net asset value computations and other operational matters for the Fund. Its fees from the Fund will currently total $12,000 per year which it has agreed to waive for the Fund's first year of operation.

Portfolio Brokerage Transactions

         Subject to the supervision of the Trustees, the Sub-Adviser and/or the Manager selects the brokers and dealers which execute orders to purchase and sell portfolio securities for the Fund. They seek to obtain the best available price and most favorable execution with respect to all transactions for the Fund.

         Subject to the consideration of best price and execution and to applicable regulations, the receipt of research services and, if and when applicable, sales of Fund shares may also be considered factors in the selection of brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund.

         Consistent with the Fund's policy of obtaining best price and execution on portfolio transactions, the Trustees have determined that portfolio transactions for the Fund may be executed through a broker that may be considered an affiliated person of the Fund or the Manager or the Sub-Adviser, if in the judgment of the Manager or the Sub-Adviser, the use of such affiliated broker is likely to result in prices and executions at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, such affiliated broker charges the Fund commission rates consistent with those charged by the broker to comparable unaffiliated customers in similar transactions.

         Portfolio brokerage transactions are further described in the Statement of Additional Information.

                             DISTRIBUTIONS AND TAXES

Distributions

         The Fund intends to pay quarterly dividends on the Shares out of net investment income and short-term capital gains. Declaration of dividends to shareholders is expected to commence approximately 180 days from the date of this Prospectus. The Fund's net investment income is all of its income (other than net capital gains) reduced by its expenses. In addition, the Fund intends to distribute annually to shareholders all of "net capital gains". The Fund's net capital gains equals the excess of its net long-term capital gains over its net short-term capital losses.

         The Fund expects for the presently foreseeable future to declare all dividends and distributions in additional Shares of the Fund taken at their net asset value on the record date, provided that Shareholders may elect in advance to have dividends and distributions paid to them in cash.

Federal Taxes

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In addition, dividends and distributions paid to shareholders are taxable as ordinary income or capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Fund but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will inform shareholders of the amount and nature of the income or gains.

Capital Gains

         Shareholders may realize a capital gain or loss when Shares are sold.

Other Tax Information

         In addition to federal taxes, investors may be subject to state or local taxes on their investment, depending on the laws in the investor's area.

         For a further discussion of the tax treatment of distributions, see The Statement of Additional Information.

                       SHARE REPURCHASES AND TENDER OFFERS

         Shares of the Fund are not expected to have a public market and will, therefore, be illiquid. The Board of Trustees of the Fund currently contemplates that from time to time, but not more frequently than quarterly, the Board may, in its discretion, consider repurchasing Shares through tender offers to all Shareholders, if the Board determines that such action would be in the best interests of the Fund and its Shareholders.

         There can be no assurance that the Board will authorize any such repurchases.

         If the Fund must liquidate portfolio securities in order to effect repurchases of Shares, the Fund may realize gains and losses. Such gains may be realized on securities held for less than three months. Because of the limitation of 30% on the portion of the Fund's gross income that may be derived from the sale or disposition of stocks and securities held less than three months (in order to retain the Fund's tax status as a regulated investment company accorded special tax treatment under the Code), such gains would reduce the ability of the Fund to sell other securities held for less than three months that the Fund may wish to sell in the ordinary course of its portfolio management. Such liquidation of portfolio securities may also result in the realization of long-term gains by the Fund.

         Before any repurchases of Shares are authorized, the Trustees will consider the effect of such repurchases on the Fund's expense ratio, portfolio turnover, its ability to achieve its investment objective and the maintenance of its status as a regulated investment company. It is the policy of the Board of Trustees, which may be changed by the Board, to effect repurchases of Shares only if they are in the best interests of the Shareholders and the Fund and would not have a material adverse effect, including adverse tax consequences, on the Fund or its Shareholders.

         If any such a tender offer is made, notice will be provided which will describe the tender offer and contain information that shareholders should consider in deciding whether to tender their Shares to the Fund as well as detailed instructions on how to tender Shares.

                              PRINCIPAL SHAREHOLDER

         As of the date of this Prospectus, the Manager owned all the outstanding Shares of the Fund, which it purchased in connection with the contribution of the initial capital of the Fund. The Manager has represented that the Shares were purchased for investment purposes only and will be sold only pursuant to an effective registration statement under the Securities Act of 1933, as amended, or an applicable exemption therefrom.

                               PURCHASE OF SHARES

         Investors may purchase Shares from the Fund at an initial public offering price of $10.00 per share and at net asset value from time to time thereafter on a monthly basis. There is no minimum purchase in this offering.

         Orders for the purchase of shares received by the Fund by the close of regular trading (normally 4:00 p.m. New York time) on the New York Stock Exchange (the "Exchange") on any business day on which shares are offered (normally the last business day of each month) will be effected at the net asset value per share determined as of the close of trading on the Exchange on that day. The Fund reserves the right in its sole discretion (i) to suspend the offering of the Shares at any time, (ii) to reject purchase orders for any reason and (iii) to institute a minimum initial investment amount.

         To eliminate the need for safekeeping, the Fund generally will not issue share certificates. The Fund's transfer agent maintains records of the number of Shares held in each

Shareholder's account, and issues confirmation statements to each Shareholder of record showing that Shareholder's purchases and sales of Shares of the Fund.

                                 NET ASSET VALUE

         The net asset value of the Shares will be determined at least once each month on the last business day thereof by dividing the value of all assets of the Fund less all liabilities by the total number of Shares outstanding, and adjusting to the nearest cent per share.

         Short-term obligations with remaining maturities of 60 days or less are valued by the Fund at amortized cost when amortized cost is fair value. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Trustees of the Fund. Additional information concerning the Fund's valuation policies is contained in the Statement of Additional Information.

                             THE FUND AND ITS SHARES

         The Fund is a closed-end diversified management investment company, newly established as an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 26, 1994 (the "Declaration of Trust"). Under the Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest of the Fund. When issued, each share of the Fund will be, fully paid and nonassessable by the Fund, except as set forth in the following paragraph. Shares of the Fund have no preemptive, conversion, exchange or redemption rights. Each share has one vote, with fractional shares voting proportionately. Shares are freely transferable. If the Fund were liquidated, shareholders would receive the net assets of the Fund. Each share represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to share pro rata in the net assets of the Fund available for distribution.

         The Trustees may authorize separate series and classes of shares of beneficial interest at any time. Currently, the Trustees have authorized the issuance only of the Shares offered pursuant to this Prospectus.

         As a Massachusetts business trust, the Fund is not required to hold annual shareholders meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment advisory agreement. In addition, a special meeting of shareholders of the Fund will be held if, at any time, less than a majority of the Trustees then in office have been elected by shareholders of the Fund.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that a contractual notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the contract notice is inapplicable, absent or ineffective and the Fund is unable to meet its obligations. The likelihood of such circumstances is remote.

         As of the data of this Prospectus, the Fund had outstanding, 10,100 Shares of beneficial interest, none of which were held by the Fund.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         All cash and securities of the Fund are held by Investors Bank and Trust Company, 1 Lincoln Plaza, Boston, Massachusetts 02205, as custodian. Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, PA 18901, serves as the Transfer Agent and Dividend Disbursing Agent for the Shares.

                             REPORTS TO SHAREHOLDERS

         The Fund will send unaudited semiannual and audited annual reports to its Shareholders, including a list of investments held.

                                  LEGAL COUNSEL

         Sullivan & Worcester LLP, One Post Office Square, Boston, Massachusetts 02109, is legal counsel to the Fund and the Manager.

                                    AUDITORS

         Livingston & Haynes, P.C., Two Sun Life Park, Wellesley Hills, Massachusetts 02181, serves as independent public accountant for the Fund and will audit its financial statements annually.

                             ADDITIONAL INFORMATION

         Further information concerning these securities may be found in the Registration Statement, of which this Prospectus and the Statement of Additional Information constitute a part, on file with the Securities and Exchange Commission. The table of contents of the Statement of Additional Information is set forth below.

                              Table of Contents of
                     The Statement of Additional Information

                                                                        Page
Investment Policies and Techniques
Special Considerations
Trustees and Officers
Management
Portfolio Transactions
Determination of Net Asset Value
Taxation
Additional Information
Financial Statement

         No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

APPENDIX A

         This Appendix provides additional information about various of the securities in which the Fund may invest.

I.  RATINGS OF CORPORATE SECURITIES

A.  CORPORATE BONDS

         Standard & Poor's Corporation describes classifications of corporate bonds as follows:

         AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from the AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         To provide more detailed indications of corporate bond quality, the ratings of AA, A and BBB may be modified by the addition of a plus (+) or a minus (-) sign to show the relative standing within the major rating categories.

         Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Trustamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification of Aa, A and Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

B.  PREFERRED STOCK

         Standard & Poor's Corporation describes classifications of preferred stock as follows:

         AAA -- This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the A category.

         To provide more detailed indications of preferred stock quality, the ratings of AA, A and BBB may be modified by the addition of a plus (+) or a minus (-) sign to show the relative standing within the major rating categories.

         Moody's Investors Service, Inc. describes classifications of preferred stock as follows:

         aaa -- Preferred stocks which are rated aaa are considered to be top-quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa -- Preferred stocks which are rated aa are considered to be high-grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a -- Preferred stocks which are rated a are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the Aaa and Aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa -- Preferred stocks which are rated baa are judged lower-medium grade, neither highly protected nor poorly secured.

Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification of aa, a and baa in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Preferred stock ratings are based on the following considerations:


         (i) Likelihood of payment -- capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking Trust requirements in accordance with the terms of the obligations.

         (ii)  Nature of and provisions of the issue.

         (iii) Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

C.  COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation describes commercial paper ratings as follows:

         The A-1+ rating is the highest, A-1 the second highest, and A-2 the third highest commercial paper rating assigned by Standard & Poor's. Paper rated A- 1+ must possess overwhelming safety characteristics regarding timely payment. Commercial paper rated A-1 must have a degree of safety that is overwhelming or very strong. Commercial paper rated A-2 must have a degree of safety that is strong. Moody's describes commercial paper ratings as follows:

         Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

         -- Leading market positions in well established industries. -- High rates of return on Trusts employed.

         -- Conservative  capitalization  structures  with moderate  reliance on debt and ample asset protection.
         -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         -- Well established access to a range of financial markets and assured sources of alternative liquidity

         Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

II.  UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury debt securities having various interest rates and maturities and securities issued by the Government National Mortgage Association ("GNMA"). Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Management determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. While the Fund may invest in such instruments, U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Interamerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

                                     ANNEX I
            Certain Characteristics of Interest to Various Investors
             Concerned with Ethical, Social Justice, Environmental,
              and other Non-Financial Aspects of their Investments


Alcohol - Production  and  Distribution
Animals - Use in Testing
Biotechnology
Biotechnology - Fetal Tissue Research
Biotechnology - Genetic Engineering
Board of Directors - Composition
Community Involvement (Support)
Community Reinvestment Act Rating
Employment Practices - AIDS
Employment Practices - Equal Opportunity
Employment Practices - Family Benefits
Energy Sources - Coal
Energy Sources - Nuclear
Energy  Sources - Oil
Energy  Sources - Solar and  Alternative
Equal  Employment  Policies & Programs
Environment  -  Recycler
Environment  - Produces Recyclable Products
Environment - Uses Recycled Products
Environment - CERES Principle Signatory
Environment - Energy Conservation
Environment - Major Polluter (USA)
Environment - Major Polluter (World)
Human Life Issues - Abortion:  Products, Services,
  Ownership of Facilities
Human Life Issues - Contraception Products:
  Production and Distribution
Management Composition
Maquiladoras - Environment
Maquiladoras - Labor Practices
Military - Department of Defense Prime Contractor
Military - Weapons Producer
Military - Nuclear Weapons Research
Military - Nuclear Weapons Producer
Military - Chemical Weapons
Military - Biological Weapons
Northern Ireland - Presence
Northern Ireland - MacBride Principles Signatory
Product Safety
Shareholder Resolutions
South Africa - Direct Involvement
South Africa - Indirect Involvement
South Africa - Presence
South Africa - Principles for South Africa Signatory
Tobacco - Production and Distribution

Part B

STATEMENT OF ADDITIONAL INFORMATION         ________ ____, 1996

                        THE PRINCIPLED EQUITY MARKET FUND

                         Langley Place, 10 Langley Road
                       Newton Center, Massachusetts 02159
                                 (617) 964-7600

         This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the Prospectus of The Principled Equity Market Fund (the "Fund") which bears the same date as this Statement of Additional Information and should be read in conjunction with it. The Fund's Prospectus may be obtained from the Fund.



                                Table of Contents                          Page

Investment Policies and Techniques
Special Considerations
Trustees and Officers
Management
Portfolio Transactions
Determination of Net Asset Value
Taxation
Additional Information
Financial Statement

         No dealer, salesperson or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Statement of Additional Information does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                       INVESTMENT POLICIES AND TECHNIQUES

         The Prospectus describes the investment objective of the Fund and summarizes certain investment policies and techniques the Fund expects to employ. The following discussion supplements the description of the Fund's investment policies and techniques in the Prospectus.

A.  FUTURES STRATEGIES

         The Fund may at times seek to hedge against a decline in the value of securities included in the Fund's portfolio or an increase in the price of securities which the Fund plans to purchase through the purchase and sale of financial futures contracts. Expenses and losses incurred as a result of such hedging strategies will reduce the current return of the Fund.

         The ability of the Fund to engage in the futures strategies described below will depend on the availability of liquid markets in such instruments. Accordingly, no assurance can be given that the Fund will be able to use these instruments effectively for the purposes stated below. Futures transactions involve certain risks which are described below under "Risks of Futures Strategies."

         Futures Contracts. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

         The Fund may sell financial futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by the Fund will fall, thus reducing its net asset value. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Fund's average yield as a result of the shortening of maturities.

         The sale of financial futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of the Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments which are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions tend to be lower than transaction costs incurred in the purchase and sale of portfolio securities.

         The Fund may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, the Fund intends that an equivalent amount of futures contracts will be closed out.

         Unlike cases where the Fund purchases or sells a security, no price is paid or received by the Fund when it purchases or sells a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Governments Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin" or "maintenance margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable. This is known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

         The Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The Fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         Limitations. The Fund will not purchase or sell futures contracts if, as a result, the sum of the margin deposits on its existing futures contracts would exceed 5% of the Fund's total assets or if more than 20% of the Fund's total assets would be exposed to risk of loss by futures contracts. Nor will the Fund maintain a futures position which exposes the Fund to such risk of loss without seeking to close out such position. The Fund anticipates that under normal circumstances not more than 10% of the Fund's total assets will be maintained subject to such risk without the Fund seeking to close out sufficient positions to reduce such risk to such 10%. In addition, with respect to each futures contract purchased the Fund will set aside in a segregated account at its custodian bank an amount of cash or short-term U.S. Government Securities equal to the total market value of such contracts less the initial margin deposited therefor.

         Risks of Transactions in Futures Contracts. Successful use of futures contracts by the Fund is subject to the ability of its investment advisers to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if the Fund has hedged against the possibility of decline in the values of its investment and the values of its investments increase instead, the Fund will lost part or all of the benefit of the increase through payments of daily maintenance margin. The Fund may have to sell investments at a time when it may be disadvantageous to do so in order to meet margin requirements.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for particular futures contracts. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective.

         For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

         There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Sub-Adviser will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         The successful use of index futures by the Fund for hedging purposes is also subject to the Sub-Adviser's ability to predict movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part of all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Sub-Adviser may still not result in a successful hedging transaction over a short time period.

B.  REPURCHASE AGREEMENTS

         A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency or instrumentality thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the instruments acquired by the Fund (including accrued interest) must have a total value in excess of the value of the repurchase agreement and will be held by the Fund's custodian until repurchased. BSC will use standards set by the Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with the Fund. In addition, no more than an aggregate of 15% of the Fund's net assets, at the time of investment, will be invested in illiquid investments including repurchase agreements having maturities longer than seven days.

         The use of repurchase agreements by the Fund involves certain risks. For example, if the seller under a repurchase agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the instrument has declined, the Fund may incur a loss upon its disposition. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying instrument is collateral for a loan by the Fund and therefore is subject to sale by the trustee in bankruptcy. Finally, the Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon default of the obligation to repurchases are less than the repurchase price, the Fund could suffer a loss.

         As an alternative to using repurchase agreements, the Fund may from time-to-time invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes.



J.  SHORT-TERM TRADING

         In seeking the Fund's objective, the Sub-Adviser will buy or sell portfolio securities whenever BSC believes it appropriate to do so. In deciding whether to sell a portfolio security, BSC will not consider how long the Fund has owned the security. From time to time the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when BSC considers a change in the Fund's portfolio.


M.  WHEN-ISSUED SECURITIES

         The Fund may purchase securities on a "when-issued" or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security less the liability to pay the purchase price in determining the Fund's net asset value. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss which is in addition to the risk of decline in the value of the Fund's other assets. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. The Fund may establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.


                             SPECIAL CONSIDERATIONS

         As a newly organized entity, the Fund has no operating history. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective.

         Shares of the Fund are not expected to have a public market and will, therefore, be illiquid. Although tender offers may be considered by the Trustees quarterly, there can be no assurance that any such tender offers will be made. Accordingly, the Fund should not be considered as a short-term investment or trading vehicle. The value of the Shares as well as the opportunities for gains will fluctuate depending upon market factors.

         The Fund may enter into financial futures contracts and enter into various currency transactions, including forward currency contracts. The Fund may invest a portion of its assets in restricted securities, purchase securities on a "when-issued" or delayed delivery basis, enter into repurchase agreements and lend its portfolio securities. These investment strategies and policies involve certain special risks. See "Investment Objective and Policies - Other Investment Policies", "Investment Restrictions" and "Distributions and Taxes".

         Given the risks described above, an investment in the Shares may not be appropriate for all investors. Investors should carefully consider their ability to assume these risks before making an investment in the Fund.


                              TRUSTEES AND OFFICERS

         The Board of Trustees of the Fund is responsible for the overall management and operations of the Fund. The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below. David W.C. Putnam, President and Secretary of the Fund, is President, a director and a principal stockholder (indirectly) of F. L. Putnam Investment Management Company, the Fund's Manager.

                           Position(s) Held   Principal Occupation(s)
    Name and Address*       with the Fund     During Past Five Years
    -----------------       -------------     ----------------------
Howard R. Buckley              Trustee        President, Chief Executive
Mercy Hospital                                Officer and Trustee, Mercy
144 State Street                              Hospital, Portland, Maine;
Portland, ME 04101                            President, Chief Executive
                                              Officer and Director, Mercy
                                              Health Systems of Maine, 1993 -
                                              present.



Sister Anne Mary               Trustee        General Treasurer of the Sisters
Donovan, SNB de N.                            of Notre Dame de Namur, Boston.
447 Chestnut Hill Ave.
Brookline, MA 02146


Ronald P. Hogan                Trustee        Chief Executive Officer, Saint
Saint Joseph's Health                         Joseph's Health System, 1995 -
  System                                      present; President, Georgia-
Atlanta, Georgia                              Pacific Corporation, prior to
                                              1995.



William H. Izlar, Jr.          Trustee        Partner, King and Spalding (law
1100 Johnson Perry Road                       firm), 1965-1985; Manaing
Suite 435                                     Director, Banker's Trust Company,
Atlanta, GA 30342                             1985 until retirement therefrom
                                              in 1990; Chairman, Director,
                                              Eastern Mercy Health System, 1994
                                              - present and Director, 1993 -
                                              present; Director, St. Joseph's
                                              Health System, Atlanta, Georgia.


Sister June Ketterer,          Trustee        Provincial Superior, St. Joseph
SGM                                           Province, Sisters of Charity of
Grey Nuns Provincial                          Montreal, "Grey Nuns", 1995 -
House                                         present; Vice President for
10 Pelham Road                                Mission Effectiveness, Lexington,
Lexington, MA 02173                           Massachusetts, 1987-1995.

                           Position(s) Held   Principal Occupation(s)
    Name and Address*         with the Fund   During Past Five Years
 ---------------------     -----------------  ------------------------
Sister Mary Laboure            Trustee        President, Portland (Maine)
  Morin, R.S.M.                               Regional Community, Sisters of
St. Joseph's Convent                          Mercy of the Americas, 1989 -
605 Stevens Avenue                            present; Assistant to the
Portland, ME 04103                            Superior General and Ministry
                                              Director, Sisters of Mercy of
                                              Portland, 1984-1989; Member,
                                              Eastern Mercy Health System,
                                              Radnor, Pennsylvania.

David W. C. Putnam**           Trustee,       President and Director, F. L.
F. L. Putnam Investment        President and  Putnam Securities Company,
Management Company,            Secretary      Incorporated, F. L. Putnam
Langley Place,                                Investment Management Company;
Ten Langley Road                              President and Trustee, Anchor
Newton Center, MA 02159                       Capital Accumulation Trust,
                                              Anchor International Bond Trust,
                                              Anchor Gold and Currency Trust,
                                              Anchor Strategic Assets Trust;
                                              Northstar Trustee, The Northstar
                                              Advantage Government Securities
                                              Fund, The Northstar Advantage
                                              High Yield Bond Fund, The
                                              Northstar Advantage Income Fund,
                                              The Northstar Advantage Growth
                                              Fund, The Northstar Advantage
                                              Special Fund, The Northstar
                                              Advantage Strategic Income
                                              Fund.


Daniel F. Russell              Trustee        President, Chief Executive
Eastern Mercy Health                          Officer and Director, Eastern
  System                                      Mercy Health System; Chairman,
100 Matsonford Road                           Board of Directors, Catholic
Building 3                                    Health Association, 1994 -
Suite 220                                     present.
Radnor, PA 19087

                            Position(s) Held     Principal Occupation(s)
     Name and Address*       with the Fund       During Past Five Years

Joel M. Ziff                Trustee              Director, Eastern Mercy Health
Eastern Mercy                                    System; Partner (retired) of
Health System,                                   Author Andersen & Co.,
Philadelophia, PA                                accountants.




*The address of each of the Trustees is the address of the Fund.
**Mr. Putnam is an "interested person" of the Fund as defined in the Investment Company Act of 1940 by reason of his affiliation with the Fund and the Adviser.

         After the Fund's first year of operation, each Trustee who is not an interested person of the Fund may be compensated by the Fund at annual rates and in amounts for attendance at Trustees' meetings and for reimbursement for out-of-pocket expenses, all as may be determined by the Trustees from time to time.

         The Declaration of Trust and the By-Laws of the Fund provide that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, unless it is determined in the manner specified in the Declaration of Trust and the By-Laws that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Although nominee holders of the Shares may at times be the record holders of 5% of more of the outstanding Shares, to the knowledge of the Fund no person owns beneficially 5% or more of the Shares, except the Manager, which owns 100% of the Shares. Otherwise, as of the date hereof, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding Shares of the Fund.

                                   MANAGEMENT

         The Manager, serves as general investment and business manager of the Fund pursuant to a written management agreement (the "Management Agreement").

         Pursuant to a Sub-Advisory Agreement with the Manager and approval of the Fund, the Sub-Adviser is employed by the Manager as a sub- investment adviser to manage the Acceptable securities selected by the Manager.

         The Sub-Adviser and the Manager are responsible for investment of the Fund's assets in accordance with the Fund's investment objective and policies and the directions of the Trustees. They make investment decisions for the Fund and place orders for the purchase and sale of its portfolio securities. The Manager supervises the administration of the business affairs of the Fund. In addition, the Manager provides the Fund with certain office space and facilities for managing the Fund's business affairs, with the services of required executive personnel and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred. As compensation for these services, the Fund pays the Manager a fee at the rate of .25% per annum of the Fund's average monthly net assets, subject to voluntary waiver or reimbursement by the Manager. From this fee the Manager pays the Sub-Adviser a fee at the rate of .15% per annum of such average net assets. The Fund's average monthly net assets are determined for the purpose of calculating these fees by taking the average of all the monthly determinations of net assets (total assets, less all liabilities) on the last business day of each calendar month. The fees are payable for each calendar month as soon as practicable after the end of that month. The Manager has waived its portion of the fees for at least the first year of operation of the Fund.

         The Fund pays its own expenses as described in the Prospectus under "Management - The Manager." However, the Management Agreement provides that if the total expenses of the Fund in any fiscal year exceed the permissible limits applicable to the Fund in any state in which shares of the Fund are then qualified for sale (no such limits are currently so applicable), the compensation due the Manager for such fiscal year shall be reduced by the amount of such excess by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month during such fiscal year of the Fund, subject to readjustment during the Fund's fiscal year. Taxes, brokerage costs, interest expenses and extraordinary expenses, are not included as expenses for the purpose of this expense limitation.

         Unless earlier terminated pursuant to its terms, each of the Management Agreement and the Sub-Advisory Agreement will continue in effect for two years from its date of execution and may be continued from year to year thereafter if such continuation is specifically approved at least annually (i) by the Board of Trustees or by the vote of a majority, as defined in the 1940 Act, of the Fund's outstanding Shares, and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or interested persons, as defined in the 1940 Act, of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. Each such agreement provides that it shall terminate automatically if assigned, and that it may be terminated without penalty by vote of the Trustees or the shareholders of the Fund and, in the case of the Sub-Advisory Agreement, also by the Manager, or by the Manager or the Sub-Adviser, as appropriate, upon not more than 60 nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon.

         David W. C. Putnam, Secretary and a Trustee of the Fund, is the President and a Director of the Manager.


                             PORTFOLIO TRANSACTIONS

         Subject to the supervision of the Trustees, the Manager and the Sub-Adviser are responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Over- the-counter stocks and bonds are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. Orders are placed directly with a principal market maker unless equal or better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Brokerage commissions are paid on transactions in listed securities, options, futures contracts and options thereon.

         The Fund may, from time to time, place brokerage transactions with a broker that may be considered an affiliated person of the Fund or the Manager or the Sub-Adviser. When such transactions are made, in accordance with Rule 17e-1 under the 1940 Act, commissions paid must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time."

         The Manager and the Sub-Adviser are responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and negotiating commissions, the Manager or the Sub-Adviser consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide research or statistical material or other services to the Fund or to the Manager or the Sub-Adviser. The Manager and the Sub-Adviser are of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not reduce expenses but may benefit the Fund by supplementing the research of the Manager and the Sub-Adviser.

         The Manager and the Sub-Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which the Fund effects its securities transactions may be used by them in servicing all of their accounts. In their opinion, it is not possible to measure separately the benefits from research services to each of its accounts, including the Fund. They will attempt to allocate equitably portfolio transactions among the Fund and other accounts whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the other accounts. In some cases this procedure could have an adverse effect on the Fund. In the opinion of the Manager and the Sub-Adviser, however, the results of such procedures will, on the whole, be in the best interest of the Fund.


                        DETERMINATION OF NET ASSET VALUE

         The   following   discussion   supplements   the   discussion   of  the
determination of the net asset value of Shares contained in the Prospectus.

         In valuing the Fund's assets, securities listed on an exchange or traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation (using prices as of the close of trading) or, if there has been no sale that day, at the last bid price reported on the day of valuation or the last bid price reported as of the close of business on the preceding business day. Over-the-counter securities not quoted on the NASDAQ System will be valued at the current bid price as obtained from two dealers which make markets in such securities or from a pricing service. Securities for which reliable quotations are not readily available and other assets will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Money market instruments with remaining maturities of 60 days or less will be valued at amortized cost when amortized cost is fair value.


                                    TAXATION

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Fund during October, November or December and paid by the Fund before the following February 1. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

         Under current federal tax law, the Fund will receive net investment income in the form of interest by virtue of holding Treasury bills, notes and bonds, and will recognize interest attributable to it from holding zero coupon Treasury securities. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, BSC will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

         Certain options, futures contracts, and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"). Also, section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant gains or losses are treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of the year-end gain or loss. The use of section 1256 contracts may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders.

         Hedging transactions in options, futures contracts and straddles or other similar transactions will subject the Fund to special tax rules (including mark-to-market, straddle, wash sale and short sale rules). The effect of these rules may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities or convert short-term capital losses into long-term capital losses. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The Fund will use its best efforts to make any available elections pertaining to the foregoing transactions in a manner believed to be in the best interests of the Fund. The 30% limit on gains from the sale of securities held for less than three months and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, or options on futures contracts.

         Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to the shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Corporate shareholders should not anticipate that dividends and distributions by the Fund will qualify for the dividends received deduction, since dividends paid by the Fund are not expected to be derived from dividend income.

         There are differences between federal income tax rules and the accounting principles adopted by the Fund. To the extent that current net realized capital gains are distributed during the course of a fiscal year, the subsequent realization of capital losses at or before the end of the fiscal year could offset such gains for federal income tax purposes. If the amount of distributions paid by the Fund for any fiscal year exceeds its investment company taxable income plus net realized capital gains for the year, the excess is treated as a return of capital. Each distribution paid for that year could be treated, in the same proportion, in part as a distribution of taxable income and in part as a return of capital. Shareholders are not subject to current federal income tax on the part which is treated as a return of capital, but their basis in shares of the Fund would be reduced by that amount. This reduction of basis would operate to increase capital gain (or decrease capital loss) upon subsequent sale of shares.

         The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         If more than 50% of the Fund's assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by the Fund's making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         The Fund will notify shareholders each year of the amount of dividends and distributions, including the portion of dividends, if any, that may qualify for the dividends received deduction and the amount of any distribution of long-term capital gains or return of capital.

         Redemptions and exchanges of Fund shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss unless the shareholder is a dealer in securities.

However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other Fund shares within 30 days prior to the sale of the shares or 30 days after such sale.

         As discussed above, there may be a difference between the Fund's book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

         Dividends and distributions also may be subject to state and local taxes. Dividends paid by the Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. The Fund will advise shareholders of the proportion of its dividends consisting of such governmental interest. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

          SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, FOREIGN, STATE OR LOCAL TAXES.

                             ADDITIONAL INFORMATION

         Further information concerning the Fund and its Shares may be found in the Registration Statement, of which the Prospectus and Statement of Additional Information constitute a part, on file with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


         The Fund's opening balance sheet, included herein, has been audited by Livinston & Hayes, P.C., independent public accountants, whose opinion also appears herein. They will be the Fund's accountants for other purposes as well.

                          Independent Auditors' Report



         To the Shareholders and Trustees of The Principled Equity Market Fund.

         We have audited the accompanying statement of assets and liabilities of The Principled Equity Market Fund (the "Fund"), as of October 28, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statement referred to above present fairly, in all material respects, the financial position of The Principled Equity Market Fund as of October 28, 1996 in conformity with generally accepted accounting principles.


S/Livingston & Haynes, P.C.


Livingston & Haynes, P.C.
Wellesley Hills, Massachusetts
October 29, 1996

                        THE PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 28, 1996


Assets:
  Cash                                                           $101,000
  Deferred Organizational expenses (Note 1)                        46,000
                                                                 --------
    Total assets                                                  147,000


Liabilities:
  Organizational costs payable (Note 1)                            46,000
                                                                 --------
    Total liabilities                                              46,000
                                                                 --------


Net Assets:
  Capital stock (unlimited shares authorized
    at no par value, amount paid in on 10,100
    shares issued and outstanding)                                101,000
  Accumulated undistributed net investment income
                                                                    --
                                                                 --------
     Net assets (equivalent to $10.00 per share,
         based on 10,100 capital shares outstanding)             $101,000
                                                                 ========








The accompanying notes are an integral part of this financial statement.

                        THE PRINCIPLED EQUITY MARKET FUND

                        NOTES TO THE FINANCIAL STATEMENT

                                OCTOBER 28, 1996



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

         The Principled Equity Market Fund ("the Fund") was organized as a Massachusetts business trust on April 26, 1994. The Fund is a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Fund which are in conformity with those generally accepted in the investment company industry:

     A. Operations - The Fund has had no operations other than those relating to organizational matters. All of the outstanding shares of beneficial interest are owned by F.L. Putnam Investment Management Company.

     B. Deferred Organizational Expenses - Costs to be incurred in connection with organization and registration will be deferred and amortized over a period of 60 months from the date upon which the Fund commences operations.

     C. Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.

     D. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE - 2 INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

         The Fund has entered into an Investment Advisory Contract with the F.L. Putnam Investment Management Company. The basic fee payable to the Adviser under the investment Advisory Agreement is based on an annual rate of .25% applied to the average monthly net assets of the Fund. The Adviser has elected to waive
 .10% of the annual fee in the Fund's first year of operations.

         Pursuant to the Investment Advisory Contract, the Adviser is responsible for the management of the Fund's portfolio. The Adviser is obligated to supervise the performance of administrative and professional services provided by others to the Trust and will provide all facilities, equipment and personnel and, if requested, office space necessary to perform its duties under the Investment Advisory Contract.

         The Fund has also agreed to an Investment Sub-Advisory Contract between the Adviser and PanAgora Asset Management, Inc., whereby the Adviser will pay an annual rate of .15% of the Fund's average monthly net assets to the Sub-Adviser.

         Pursuant to the Investment Sub-Advisory Contract, the Sub-Adviser is responsible for the management of the investment and reinvestment of securities selected by the Adviser.


NOTE 3 - ADMINISTRATION AND TRANSFER AGENT SERVICES

         The Fund has entered into an agreement with Anchor Investment Management Company for administrative, transfer agent and dividend disbursing agent services. The annual fee of $12,000 payable under this agreement will be waived in the Fund's first year of operations.


NOTE 4 - RELATED PARTIES

         The President and Secretary of the Fund is also a director and principal stockholder (indirectly) of the Fund's Adviser.

                         CONSENT OF INDEPENDENT AUDITORS


         We consent to the references to our firm under the captions "Auditors" and "Financial Statements", and to the use of our report dated October 29, 1996, in this Registration Statement (Form N-2 No. 33- 78256) of The Principled Equity Market Fund.


S/Livingston & Haynes, P.C.


Livingston & Haynes, P.C.
Wellesley Hills, Massachusetts
October 29, 1996

                                     Part C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)  Financial Statements:

Included in Part A:

None

Included in Part B:

Notes to Financial Statement


Report of Independent Accountants


Statement of Assets and Liabilities as of October 28, 1996


Consent of Independent Accountants


(2)  Exhibits

(a)       --Amended Agreement and Declaration of Trust*.
(b)       --Amended By-Laws*.
(c)       --Not Applicable.
(d)       --Specimen certificate for shares of beneficial interest.*
(e)       --Not Applicable.
(f)       --Not Applicable.
(g)       --Investment Advisory Agreement.
          (i) --Management Agreement (revised).*
          (ii)--Sub-Advisory Agreement (revised).*
(h)       --Not Applicable.
(i)       --Not Applicable.
(j)       --Custodian Contract (revised).*
(k) (a) --Transfer Agency and Services Agreement (revised).*
    (b) --Administration Agreement (revised).*
(l)       --Opinion and Consent of Sullivan & Worcester LLP.
(m)       --Not Applicable
(n)       --Not Applicable.
(o)       --Not Applicable.
(p)       --Subscription Agreement.
(q)       --Not Applicable.
(r)       --Not Applicable.
--------
*Amended and revised Exhibits have not been materially changed substantively since the original filing of the Registration Statement.

Item 25.  Marketing Arrangements

         See the "Cover Page", "Prospectus Summary" and "Purchase of Shares" in the Prospectus.

Item 26.  Other Expenses of Issuance and Distribution

          The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement.

             Registration fees..................................         6,060
             Printing (other than stock certificates)...........         2,000
             Fees and expenses of qualification under state
               securities laws (including fees of counsel)......         7,000
             Accounting fees and expenses.......................         1,000
             Legal fees and expenses............................        25,000
             Fees and expenses of Custodian.....................         2,000
             Miscellaneous......................................         2,940

                  Total.........................................       $46,000



Item 27. Persons Controlled by or Under Common Control with
         Registrant

         After  completion  of  Registrant's   initial  public   offering,   the
Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

         As of the effective date of the Registration Statement, F. L. Putnam Investment Management Company, the Manager of the Registrant, will hold all of the outstanding shares of the Registrant which will be purchased pursuant to a Subscription Agreement before the effective date of this Registration Statement.

Item 28.  Number of Holders of Securities (as of October 28, 1996)

                                                     Number of
                   Title of Class                  Record Holders

             Shares of beneficial interest . . . . . . . . 1

Item 29.  Indemnification

         Under the Registrant's Declaration of Trust and Bylaws, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Declaration of Trust and Bylaws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the Bylaws of the Registrant, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration of Trust and Bylaws of the Registrant do not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, its Manager and investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 30. Business and Other Connections of the Investment Adviser

         Set forth below is a description of each of the Manager and the Sub-Adviser and of each of their officers and directors and any other business profession, vocation or employment of a substantial nature engaged in by each of such officers or directors during the past two years.

         F.  L.  Putnam  Investment  Management  Company  (the  "Manager")  is a
registered   investment  adviser  offering   investment   advisory  services  to
individuals, corporations and other institutional accounts.

         Frederic L. Putnam, a director of the Manager, is Chairman and President of Colonial Gas, a distributor of natural gas, and of F.L. Putnam Securities Company, Incorporated.

         Albert W. Moore, a director of the Manager, is a director of Advest, Inc., a securities broker-dealer, and a consultant to its parent company, The Advest Group, Inc., and is a director of Maine Capital Corp.

         Alan L. Gosule, a director of the Manager, is a partner of the law firm of Rogers & Wells, and a trustee of the Northstar investment trusts.

         Michael Robbins, a director of the Manager, is a Senior Vice President of Advest, Inc. and a director of Nuclear Metals, Inc., a speciality metals processor.

         David Y. Williams, a director of the Manager, is president and a director of Anchor Investment Management Corp. and Anchor & Co., Inc., a securities broker/dealer, and a trustee and president of the Anchor investment trusts.

         Maurice Aloysius Donahue, a director of the Manager, is a director of Vanguard Savings Bank and a director and trustee of the Institute for Governmental Services.

         J. Stephen Putnam, a director of the Manager, is a director of F. L. Putnam Securities Company Incorporated, President and a director of Robert Thomas Securities, Inc., a securities broker-dealer, and a trustee of the Anchor investment trusts.

         David W. C. Putnam; President and a director of the Fund and the Manager, is also Clerk and a director of F. L. Putnam Securities Company Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co., and a trustee of the Anchor and the Northstar investment trusts.

         PanAgora Asset Management, Inc. (the "Sub Adviser") is a Delaware corporation, a registered investment adviser under the Investment Adviser's Act of 1940, a registered commodity trading adviser (effective date January 17, 1990) and a member of the National Futures Association. The business office address and telephone number are: 260 Franklin Street, Boston, Massachusetts 02110 and (617) 439-6300. The Sub-Adviser is a joint venture of Lehman Brothers, Inc. (a registered broker/dealer) and Nippon Life Insurance Company (a mutual life insurance company). Bruce E. Clarke, President and Director of the Sub-Adviser oversees the management of all commodity trading accounts. Employees who manage commodity trading accounts are Edgar E. Peters, Richard T. Wilk, William G. Zink and Paul R. Samuelson.

         PanAgora Asset Management, Inc. was incorporated in Delaware in September 1989 as a wholly-owned subsidiary of The Boston Company, Inc. On April 27, 1990 The Boston Company sold 50% of its interest in PanAgora Asset Management, Inc. to Nippon Life Insurance Company and 25% to Shearson Lehman

Brothers, Inc. Upon the acquisition of The Boston Company by Mellon Bank Corporation on May 21, 1993, The Boston Company's 25% interest in PanAgora was transferred to Shearson, making Shearson's ownership 50%. On August 2,1993, Shearson changed its name to Lehman Brothers, Inc. and the ownership today is 50% Lehman Brothers, Inc. and 50% Nippon Life Insurance Company. Prior to the incorporation of PanAgora Asset Management, Inc., all commodity trading was performed by Dr. Richard A. Crowell and Mr. Edgar E. Peters as officers of Boston Safe Deposit and Trust Company, a subsidiary of The Boston Company, Inc. and a Massachusetts bank.


         Principals of the Sub-Adviser (in addition to Lehman Brothers and Nippon Life) are as follows:

Bruce E. Clarke

         Mr. Clarke is President and Managing Director of PanAgora Asset Management, Inc. He is responsible for overseeing all investment activities of PanAgora. Prior to becoming President in September 1994, Mr. Clarke was responsible for all global investments as the Director of Global Investments for the Sub-Adviser. He was also Vice President of Boston Safe Deposit and Trust Company (a Massachusetts bank) until July of 1995. Mr. Clarke joined The Boston Company in October 1988. Previous to that, Mr. Clarke was Vice-Director of SIGE S.p.A. (a financial services firm) in Milan, Italy from August 1987 to October 1988 where he developed SIGE's international corporate finance business. From August 1984 to July 1987, Mr. Clarke was a Portfolio manager at Shearson Lehman Global Asset Management (an investment advisory firm) in London. Mr. Clarke currently oversees all investment activities of the Trading Adviser.

Edgar E. Peters

         Mr. Peters is the Director of Tactical Asset Allocation for PanAgora Asset Management, Inc. He was elected to the Board of Directors of the Sub-Adviser on March 13, 1995. He is responsible for overseeing all tactical asset allocation investments. He was Vice President of Boston Safe Deposit and Trust Company (a Massachusetts bank) until July of 1995. Mr. Peters, who joined The Boston Company in August 1985, directed investment of commodity trading accounts as Vice President of Boston Safe Deposit and Trust Company, a subsidiary of The Boston Company, Inc. Previous to that, Mr. Peters was Manager of Investment Technology at Interactive Data Corporation (a computer services company) where he assisted clients in using passive investment services from March 1983 to August 1985. Mr. Peters currently oversees the management of tactical asset allocation commodity trading accounts for the Sub-Adviser.

Richard T. Wilk

         Mr. Wilk is a Senior Investment Manager of PanAgora Asset Management, Inc. responsible for managing global and asset allocation investments. He was Vice President of Boston Safe Deposit and Trust Company (a Massachusetts bank) until July of 1995. Mr. Wilk joined The Boston Company in January 1980. From 1982 to 1985, Mr. Wilk was Product Manager of Boston Safe's Analytical

Time-Sharing Service. Mr. Wilk currently manages global and asset allocation commodity trading accounts for the Sub-Adviser.

William G. Zink

         Mr. Zink was general  manager of PanAgora Asset  Management,  Inc. from
January 1990 until September 1993. He is now a Senior Investment Manager of PanAgora responsible for managing equity investments. He was Vice President of Boston Safe Deposit and Trust Company (a Massachusetts bank) from November 1988 until July of 1995. Prior to that, he was Vice President of The Boston Company Advisors, Inc. (a registered investment advisor) from June 1989 to June 1991, Vice President of The Boston Company Institutional Investors, Inc. (a registered investment advisor) from June 1989 to June 1991. Mr. Zink was Vice President of Interactive Data Corporation (a financial services company) from April 1975 to September 1988. Mr. Zink currently manages equity commodity trading accounts for the Sub-Adviser.

Paul R. Samuelson

         Dr. Samuelson is Director of Equity and Fixed Income Investments for PanAgora Asset Management, Inc. He joined PanAgora in September 1993 and was elected to the Board of Directors on March 15, 1995. Dr. Samuelson was a partner with Hagler, Mastrovita and Hewitt (an investment management firm) from September 1991 to August 1993. Prior to that he was Vice President of Colonial Management Association (an investment management firm) from December 1986 to August 1991, and a consultant at Acadian Asset Management, Inc. (an investment management firm) from October 1981 to November 1986. Dr. Samuelson currently oversees equity and fixed income trading accounts for the Sub-Adviser.

Richard A. Crowell

         Dr. Crowell is Vice Chairman of PanAgora Asset Management, Inc., a registered investment adviser and commodity trading adviser. Dr. Crowell was President of PanAgora until September 1994 and was Senior Vice President of Boston Safe Deposit and Trust Company (a Massachusetts bank) until February 1993. Dr. Crowell, who joined The Boston Company, Inc. in 1964, held numerous positions there including Director of Investment Research and Technology. Dr. Crowell managed and directed investment activities for all PanAgora accounts until September 1994. Prior to staring PanAgora, Dr. Crowell directed investment of commodity trading accounts as Senior Vice President of Boston Safe Deposit and Trust Company, a subsidiary of The Boston Company, Inc.

Haruaki Deguchi

         Mr. Deguchi has been a director of PanAgora Asset Management, Inc. since May 9, 1995. He is also general manager of Nippon Life Insurance Company (a mutual life insurance company) since March 1995 and a director of PanAgora Asset Management Limited (a London investment management firm) since May 9, 1995. Mr. Deguchi was managing director of NLI International Ltd. (a subsidiary of Nippon Life Insurance Company) in London, England from April 1992 to March

1995. Prior to that, he was deputy general manager of Nippon Life Insurance company in Tokyo, Japan from April 1972 to March 1992.

Kathleen DeVivo

         Ms. DeVivo has been secretary of PanAgora Asset Management, Inc. since September 1991. She is also compliance officer since April 1990 and was vice president of Boston Safe Deposit and Trust Company (a Massachusetts bank) until June 1991. Prior to that, she was senior operations officer at The Boston Company Institutional Investors, Inc. (a registered investment adviser) from June 1985 to February 1987.

Richard S. Fuld, Jr.

         Mr. Fuld has been a director of PanAgora Asset Management, Inc. since November 12, 1993. He is also a director of Lehman Brothers, Inc. (a registered broker/dealer) and predecessor companies in New York since March 1978 and a director of PanAgora Asset Management Limited (a London investment management firm) since 1993.


Bruce R. Lakefield

         Mr. Lakefield has been a director of PanAgora Asset Management, Inc. since April 8, 1994. He is also a managing director of Lehman Brothers, Inc. (a registered broker/dealer) and predecessor companies since May 1974 and a director of PanAgora Asset Management Limited (a London investment management firm) since 1994.

Toru Morishige

         Mr. Morishige has been a director of PanAgora Asset Management, Inc. since May 9, 1995. He is also a director and vice chairman of PanAgora Asset Management Limited (a London investment management firm) since May 9, 1995. Prior to that, Mr. Morishge was the president of NLI International Canada, Inc. (a Canadian subsidiary of Nippon Life Insurance Company) in Toronto form April 1992 to April 1995. He was general manager of Japan Center for International Finance (a subsidiary of Nippon Life Insurance Company) located in Tokyo, Japan from April 1989 to March 1992. From April 1972 to March 1989, he was deputy general manager of Nippon Life Insurance Company (a mutual life insurance company) in Tokyo, Japan.

Randolph S. Petralia

         Mr. Petralia has been a director of PanAgora Asset Management, Inc. since July 17, 1995. He is also a director of PanAgora Asset Management Limited (a London investment management firm) since July 17, 1995. Mr. Petralia is also a manager at Lehman Brothers, Inc. (a registered broker/dealer) in New York since August 1987. Prior to that, Mr. Petralia was director of the Japan Society in New York from March 1983 to July 1987.

Masataka Shimasaki

         Mr. Shimasaki has been a director of PanAgora Asset Management, Inc. since November 12, 1993. He is also general manager of Nippon Life Insurance Company (a mutual life insurance company) since March 1967 and a director of PanAgora Asset Management Limited (a London investment management firm) since November 12, 1993.

Makoto Toda

         Mr Toda has been a director of PanAgora Asset Management, Inc. since May 9, 1995 and was a director of PanAgora from April 1990 to June 1992. He is also a director of PanAgora Asset Management Limited (a London investment management firm) since May 1995 and was previously a director of that firm from May 1989 to June 1992. Mr. Toda is also managing director of Nippon Life Insurance Company (a Mutual life insurance company) in Tokyo, Japan since April 1964.

Michael H. Turpin

         Mr. Turpin has been treasurer of PanAgora Asset Management, Inc. since September 1991. He has been controller of PanAgora since April 1991. Mr. Turpin was vice president of Northeast Saw and Supply Company (a Massachusetts corporation) in Northboro, Massachusetts.

Item 31.  Location of Accounts and Records

         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder, include Registrant, Registrant's custodian, Investors Bank and Trust Company, 1 Lincoln Plaza, Boston, Massachusetts 02205 and its transfer agent, Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, PA 18901.

Item 32.  Management Services

          ...............................Not applicable.

Item 33.  Undertakings

          General Undertakings:
             (1) The Registrant undertakes to suspend offering of the shares covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10% from its net asset value per share as of the effective date of this Registration Statement or (2) its net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

             (2)  Not applicable.

             (3)  Not applicable.

             Registrant undertakes:


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           4(a) to file,  during  any  period in which  offers or sale are being made, a post-effective amendment to the registration statement:

       (1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

       (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

       (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

            (b) that, for the purpose of determining any liability under the Securities Act of 1933, Act such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

            (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

       (5) (a) for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as a part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective;

            (b) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

       (6) to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

Rule 415 Undertaking

      "The undersigned registrant hereby undertakes:

       (1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement;

         (i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;


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          (ii) To reflect in the  prospectus  any facts or events  arising after
the  effective  date  of  the   registration   statement  (or  the  most  recent
post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

         (iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

      (2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

      (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                                    SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 31st day of October, 1996.


                                    THE PRINCIPLED EQUITY MARKET FUND




                                     By:/S/John Hand
                                        John Hand, Attorney-in-Fact



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:



Signatures                       Title                             Date



/S/David W. C. Putnam          President (principal         October 31, 1996
David W. C. Putnam*             executive officer) and
                                Trustee



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/S/C. Kent Russell             Treasurer (principal         October 31, 1996
C. Kent Russell*                financial and accounting
                                officer)

/S/Howard R. Buckley           Trustee                      October 31, 1996
Howard R. Buckley*


/S/Sister Mary Laboure         Trustee                      October 31, 1996
Sister Mary Laboure*


/S/Daniel F. Russell           Trustee                      October 31, 1996
Daniel F. Russell*


/S/William H. Izlar, Jr.       Trustee                      October 31, 1996
William H. Izlar, Jr.*







                                     *By  John Hand
                                        John Hand, Attorney-in-
                                          Fact












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